NET INCOME PER SHARE	12 Months Ended
Dec. 31, 2024
NET INCOME PER SHARE
NET INCOME PER SHARE

19.NET INCOME PER SHARE

Basic and diluted net income per share for each of the periods presented were calculated as follows:

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2022	2023	2024
	RMB	RMB	RMB
Numerator:
Net income attributable to shareholders of the Company	4,024,173	4,285,336	6,264,314
Denominator:
Weighted average ordinary shares outstanding used in computing basic income per ordinary share	312,589,273	320,749,805	298,012,150
Plus: incremental weighted average ordinary shares from assumed exercise of stock options and restricted shares using the treasury stock method	9,429,237	7,759,140	5,437,714
Weighted average ordinary shares outstanding used in computing diluted income per ordinary share	322,018,510	328,508,945	303,449,864
Basic net income per share	12.87	13.36	21.02
Diluted net income per share	12.50	13.04	20.64

For the years ended December 31, 2022 no options or restricted shares were excluded from the calculation of diluted net income per share due to the anti-dilutive effect. For the years ended December 31, 2023, 370,590 options or restricted shares were excluded from the calculation of diluted net income per share due to the anti-dilutive effect. For the years ended December 31, 2024, 30,874 options or restricted shares were excluded from the calculation of diluted net income per share due to the anti-dilutive effect.